SCHEDULE OF SEGMENT INFORMATION BY GEOGRAPHIC AREA (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 295,315	$ 336,205	$ 925,785	$ 958,022
Total long-lived assets	437,234		437,234		$ 438,146
VIRGIN ISLANDS, BRITISH
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue
Total long-lived assets
MENA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	293,644	333,803	919,801	949,884
Total long-lived assets	428,509		428,509		428,353
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	1,671	$ 2,402	5,984	$ 8,138
Total long-lived assets	$ 8,725		$ 8,725		$ 9,793